Software Income (Tables)	6 Months Ended
Dec. 31, 2022
Software Income [Abstract]
Schedule of software development
	Consolidated
	31 December	31 December
	2022	2021
	$	$

Software development kits - per user	34,986	8,709
Software development kits - per scan	2,032	145
Software subscriptions	80,486	-
	117,504	8,854